RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 1,128,665	$ 163,642	¥ 929,524	¥ 777,369
Related party transaction, amounts of transaction	129,912	18,836	91,843	63,878
Public Cloud Service | Xiaomi Group
RELATED PARTY TRANSACTIONS
Revenue from related parties	804,647	116,663	749,597	655,165
Public Cloud Service | Kingsoft Group
RELATED PARTY TRANSACTIONS
Revenue from related parties	187,907	27,244	156,158	119,011
Public Cloud Service | Cheetah Group
RELATED PARTY TRANSACTIONS
Revenue from related parties				3,111
Public Cloud Service | Others
RELATED PARTY TRANSACTIONS
Revenue from related parties	50,629	7,341
Others
RELATED PARTY TRANSACTIONS
Revenue from related parties	0	0	74	82
Others | Xiaomi Group
RELATED PARTY TRANSACTIONS
Revenue from related parties				82
Others | Kingsoft Group
RELATED PARTY TRANSACTIONS
Revenue from related parties			74
Purchase of Services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	144	21	1,349	2,177
Interest expense on loan | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	48,707	7,062	16,633
Interest expense on loan | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	18,364	2,663	4,088
Rental of office space and administrative services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	13,931	2,020	13,321	13,801
Rental of building | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	48,766	7,070	56,452	47,900
Enterprise cloud services
RELATED PARTY TRANSACTIONS
Revenue from related parties	85,482	12,394	23,695	¥ 0
Enterprise cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Revenue from related parties	74,590	10,815	22,857
Enterprise cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 10,892	$ 1,579	¥ 838